Mortgage Servicing Rights	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Mortgage Servicing Rights
NOTE 5 – MORTGAGE SERVICING RIGHTS
Mortgage servicing rights are recognized on the condensed consolidated balance sheets when loans are sold and the associated servicing rights are retained. The Company has elected the fair value option as of January 1, 2021 for all current classes of its MSRs. The Company determined its classes of MSRs based on how the Company manages risk. Subsequent to electing the fair value option, the Company’s MSRs are recorded at fair value, which is determined using a valuation model that calculates the present value of estimated future net servicing fee income. The model includes estimates of prepayment speeds, discount rate, cost to service, float earnings, contractual servicing fee income, and ancillary income and late fees, among others. These estimates are supported by market and economic data collected from various outside sources.
Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse
basis, whereby credit losses are generally the responsibility of Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.
The following table summarizes changes in the MSR assets for the three and nine months ended September 30, 2021 (in thousands):

	For the three months ended September 30, 20 21	For the nine months ended September 30, 2021
Balance, at December 31, 2020 under amortization method		$1,756,864
Cumulative effect of adopting fair value method		3,440

Fair value, beginning of period	$2,662,556	$1,760,304
Capitalization of mortgage servicing rights	663,246	1,843,861
MSR sale s	(269,925)	(269,925)
Changes in fair value:
Due to changes in valuation inputs or assumptions	61,477	221,244
Due to collection/realization of cash flows/other	(217,044)	(655,174)

Fair value, end of perio d	$2,900,310	$2,900,310

The following is a summary of the components of change in fair value of servicing rights as reported in the condensed consolidated statements of operations:

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Changes in fair value:
Due to changes in valuation model or assumptions	$61,477	$221,244
Due to collection/ realization of cash flows/ other	(217,044)	(655,174)
Reserves and transaction costs on sales of servicing rights	(14,895)	(14,895)

Changes in fair value of servicing rights, net	$(170,462)	$(448,825)

During the three months ended September 30, 2021, the Company sold MSRs on loans with an aggregate unpaid principal balance of approximately $22.7 billion for proceeds of approximately $269.9 million. In connection with the sale of these MSRs, the Company recorded $14.9 million for its estimated obligation for protection provisions granted to the buyer and transaction costs, which is reflected as part of the change in fair value of MSRs in the condensed consolidated statements of operations.
Prior to the election of the fair value option on January 1, 2021, the Company accounted for MSRs based on the lower cost or market using the amortization method. The following table summarizes changes to the MSR assets for the three and nine months ended September 30, 2020 under the amortization method (in thousands):

	For the three months ended September 30, 2020	For the nine months ended September 30, 2020
Balance, beginning of period	$924,260	$731,353
Capitalization of mortgage servicing rights	567,961	1,335,654
Amortization	(72,152)	(172,440)
Loans paid in full	(81,294)	(153,126)
Sales	(12,021)	(298,007)
Recovery/(Impairment)	84,518	(32,162)

Balance, end of period	$1,411,272	$1,411,272

The following table summarizes the loan servicing income recognized during the three and nine months ended September 30, 2021 and 2020, respectively (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Contractual servicing fees	$173,133	$69,456	$439,386	$179,969
Late, ancillary and other fees	1,562	1,047	4,376	2,687

Loan servicing income	$174,695	$70,503	$443,762	$182,656

The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at September 30, 2021 and December 31, 2020, respectively:

	September 30, 2021			December 31, 2020
Discount rates	9.0%	—	14.5%	9.0%	—	14.5%
Annual prepayment speeds	8.2%	—	44.8%	8.8%	—	42.2%
Cost of servicing	$75	—	$147	$75	—	$126
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at September 30, 2021 and December 31, 2020, respectively, (in thousands):

	September 30, 2021	December 31, 2020
Discount rate:
+ 10% adverse change – effect on value	$(94,233)	$(56,889)
+ 20% adverse change – effect on value	(182,023)	(110,040)
Prepayment speeds:
+ 10% adverse change – effect on value	$(125,012)	$(87,752)
+ 20% adverse change – effect on value	(241,351)	(169,230)
Cost of servicing:
+ 10% adverse change – effect on value	$(32,953)	$(21,643)
+ 20% adverse change – effect on value	(65,905)	(43,285)
These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption of the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

UNITED WHOLESALE MORTGAGE, LLC
Mortgage Servicing Rights
NOTE 5 – MORTGAGE SERVICING RIGHTS, NET
The following summarizes the activity of MSRs (in thousands):

	For the year ended December 31,
	2020	2019
Balance, beginning of period	$731,353	$368,117
Additions	1,896,638	1,126,965
Amortization	(252,421)	(80,280)
Loans paid in full	(301,113)	(36,937)
Sales	(298,009)	(625,953)
Impairment	(19,584)	(20,559)

Balance, end of period	$1,756,864	$731,353

The unpaid principal balance of mortgage loans serviced approximated $
188.3
 billion and $
72.6
 billion at December 31, 2020 and 2019, respectively. Conforming conventional loans serviced by the Company have previously been sold to Fannie Mae and Freddie Mac on a non-recourse
basis, whereby foreclosure losses are generally the responsibility of Fannie Mae and Freddie Mac, and not the Company. Loans serviced for Ginnie Mae are insured by the FHA, guaranteed by the VA, or insured by other applicable government programs. While the above guarantees and insurance are the responsibility of those parties, the Company is still subject to potential losses related to its servicing of these loans. Those estimated losses are incorporated into the valuation of MSRs.
The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
Discount rates	9.0%— 14.5%	9.0%— 14.5%
Annual prepayment speeds	8.8%— 42.2%	8.2%— 30.8%
Cost of servicing	$ 75 —$ 126	$ 90 —$ 138
The Company views these unobservable inputs as the most critical in assessing the fair value of its MSRs, which had an estimated fair value of approximately $1.76 billion and $744 million at December 31, 2020 and 2019, respectively.
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31, 2020 and 2019, respectively, (in thousands):

	December 31, 2020	December 31, 2019
Discount rate:
+ 10% adverse change – effect on value	$(56,889)	$(25,580)
+ 20% adverse change – effect on value	$(110,040)	$(49,396)
Prepayment speeds:
+ 10% adverse change – effect on value	$(87,752)	$(34,208)
+ 20% adverse change – effect on value	$(169,230)	$(65,744)
Cost of servicing:
+ 10% adverse change – effect on value	$(21,643)	$(8,879)
+ 20% adverse change – effect on value	$(43,285)	$(17,759)
These sensitivities are hypothetical and should be used with caution. As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption of the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.
The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2020. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year ending December 31,	Amounts
2021	$293,647
2022	249,591
2023	211,575
2024	179,066
2025	151,176
Thereafter	691,393

Total	$1,776,448